Statements of Stockholders' Equity (USD $)	Total	Common stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at December 31, 2012 at Dec. 31, 2012	$ (11,360)	$ 2,282	$ 54,418	$ (68,060)
Balance at December 31, 2012,shares at Dec. 31, 2012	22,818,800	22,818,800
Net profit (loss) for the six months ended June 30, 2013	(19,678)			(19,678)
Balance at June 30, 2013 at Jun. 30, 2013	$ (31,038)	$ 2,282	$ 54,418	$ (87,738)
Balance at June 30, 2013, shares at Jun. 30, 2013	22,818,800	22,818,800